Contract Liabilities (Tables)	6 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Summary of Contract Liabilities

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021

Current - contract liabilities - hardware sales contracts	$71,985	$2,715	$232,800
Non-current - Other liabilities	3,000,000	3,000,000	—
	$3,071,985	$3,002,715	$232,800